Schedule of Prepaid Expenses (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Prepaid Expenses
Prepaid expenses	$ 4,136,815	$ 3,856,570
Less: amounts classified as non-current assets	(2,919,598)	(2,881,173)
Amounts classified as current assets	$ 1,217,217	$ 975,397